Shareholder Report, Line Graph (Details) - USD ($)	Jun. 15, 2021	Jan. 01, 2015	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
C000249322
Account Value [Line Items]
Line Graph and Table Measure Name	Stratified LargeCap Hedged ETF
Account Value	$ 10,000		$ 11,125	$ 10,602	$ 9,989	$ 10,354
C000249323
Account Value [Line Items]
Line Graph and Table Measure Name		Stratified LargeCap Index ETF
Account Value		$ 10,000	27,408	24,223	21,311	23,424	$ 18,194	$ 16,216	$ 12,578	$ 13,462	$ 11,246	$ 9,855
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value	$ 10,000		14,617	11,691	9,258	11,305
S&P 500 Index
Account Value [Line Items]
Line Graph and Table Measure Name		S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Account Value		$ 10,000	$ 34,254	$ 27,399	$ 21,696	$ 26,494	$ 20,585	$ 17,386	$ 13,223	$ 13,829	$ 11,351	$ 10,138